WRAPmail, Inc. - Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Accumulated Deficit	Total
Balance, Value at Dec. 31, 2012	$ 7,530,934	$ (7,741,274)	$ (210,340)
Balance, Shares at Dec. 31, 2012	17,295,506
Sale of common stock on January 16, 2013 @ $0.30 per share, Value	$ 50,000		50,000
Sale of common stock on January 16, 2013 @ $0.30 per share, Shares	166,667
Issuance of common stock on February 1, 2013 for services rendered, Value	$ 180,000		180,000
Issuance of common stock on February 1, 2013 for services rendered, Shares	600,000
Issuance of common stock on August 22, 2013 for related party debt, Value	$ 319,000		319,000
Issuance of common stock on August 22, 2013 for related party debt, Shares	160,000,000
Net loss		(480,068)	(480,068)
Balance, Value at Dec. 31, 2013	$ 8,079,934	(8,221,342)	(141,408)
Balance, Shares at Dec. 31, 2013	178,062,173
Net loss		(26,642)	(26,642)
Sale of common stock on December 30, 2014 @ $0.025 per share, Value	$ 100,000		100,000
Sale of common stock on December 30, 2014 @ $0.025 per share, Shares	4,000,000
Forgiveness of debt by then majority stockholder	$ (87,242)		87,242
Balance, Value at Dec. 31, 2014	$ 8,267,176	(8,247,984)	19,192
Balance, Shares at Dec. 31, 2014	182,062,173
Net loss		(3,632,902)	(3,632,902)
Acquisition, Value	$ 1,999,474		1,999,474
Acquisition, Shares	36,354,077
Issuance of common stock effective January 5, 2015 to Marco Alfonsi in satisfaction of debt and other consideration, Value	$ 22,270		22,270
Issuance of common stock effective January 5, 2015 to Marco Alfonsi in satisfaction of debt and other consideration, Shares	70,166,750
Issuance of common stock on March 19, 2015 in satisfaction of debt and accrued interest, Value	$ 29,375		29,375
Issuance of common stock on March 19, 2015 in satisfaction of debt and accrued interest, Shares	117,500
Issuance of common stock on March 26, 2015 to related parties for services rendered, Value	$ 400,000		400,000
Issuance of common stock on March 26, 2015 to related parties for services rendered, Shares	5,000,000
Issuance of common stock on June 14, 2015 pursuant to May 14, 2015 employmnet agreement with chief executive officer, Value	$ 750,000		750,000
Issuance of common stock on June 14, 2015 pursuant to May 14, 2015 employmnet agreement with chief executive officer, Shares	10,000,000
Issuance of common stock on June 30, 2015 in satisfaction of accounts payable, Value	$ 82,376		82,376
Issuance of common stock on June 30, 2015 in satisfaction of accounts payable, Shares	1,600,000
Issuance of common stock on July 6, 2015 for services rendered, Value	$ 60,000		60,000
Issuance of common stock on July 6, 2015 for services rendered, Shares	1,200,000
Issuance of common stock on July 31, 2015 for services rendered, Value	$ 14,995		14,995
Issuance of common stock on July 31, 2015 for services rendered, Shares	50,000
Sale of common stock on August 4, 2014 at $0.10 per share, Value	$ 100,000		100,000
Sale of common stock on August 4, 2014 at $0.10 per share, Shares	1,000,000
Issuance of common stock on August 14, 2015 for services rendered, Value	$ 107,457		107,457
Issuance of common stock on August 14, 2015 for services rendered, Shares	430,000
Sale of common stock on August 18, 2015 at $0.10 per share, Value	$ 100,000		100,000
Sale of common stock on August 18, 2015 at $0.10 per share, Shares	1,000,000
Sale of common stock on August 19, 2015 at $0.10 per share, Value	$ 100,000		100,000
Sale of common stock on August 19, 2015 at $0.10 per share, Shares	1,000,000
Issuance of common stock on August 21, 2015 for services rendered, Value	$ 90,000		90,000
Issuance of common stock on August 21, 2015 for services rendered, Shares	400,000
Issuance of common stock on August 21, 2015 as additional consideration for receipt of $50,000 loan, Value	$ 47,872		47,872
Issuance of common stock on August 21, 2015 as additional consideration for receipt of $50,000 loan, Shares	5,000,000
Balance, Value at Sep. 30, 2015	$ 12,170,995	$ (11,880,886)	$ 290,109
Balance, Shares at Sep. 30, 2015	245,213,750